BUSINESS ACQUISITIONS (Details Narrative)	Sep. 11, 2024 USD ($)
Optilan India PVT Ltd Aad Optilan Communication and Security Systems Ltd [Member]
Business Acquisition [Line Items]
Intellectual property	$ 65,000